Trade and other receivables - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Trade receivables given as collateral towards borrowings	₨ 33,643	$ 517	₨ 19,172
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Credit period to customer	0 days
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Credit period to customer	90 days